5. DERIVATIVE LIABILITIES (Details) (USD $)	6 Months Ended	12 Months Ended						102 Months Ended
	Dec. 31, 2005	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2013
Notes to Financial Statements
Derivative liability		$ 2,342,989	$ 484,777	$ 2,004,159
Re-classification to common stock on exercise of warrants	1,691,671				94,730	(120,151)	6,746,118
Re-classification to additional paid-in capital on cancellation of options		(117,069)	(117,985)
Fair value of warrants issued in private placements		969,502	226,400	325,176
Foreign exchange effect on derivative liability		(232,635)	11,493	(38,719)
Change in fair value of derivative liability		2,216,119	1,620,319	(1,806,379)				3,765,994
Derivative liability		$ 5,178,906	$ 2,342,989	$ 484,777				$ 5,178,906